UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 5/31/13

Item 1.  Reports to Stockholders.

P style="margin:0px; font-family:Garamond,Times New Roman; font-size:18pt" align=center>

Crow Point Hedged Global Equity Income Fund

Class A Shares (Symbol: CGHAX)

Class I Shares (Symbol: CGHIX)

Annual Report

May 31, 2013

www.crowpointpartners.com

Investor Information: 1-855-754-7940

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

We are pleased to present you with the Crow Point Hedged Global Equity Income Fund for 2013.

The Hedged Global Equity Income Fund Class A returned 3.03% versus the Barclay’s Aggregate Bond Index at 0.62% for the year ended May 31st, 2013.  Year to date, as of May 31st, we are up 1.3% as compared to the Barclay’s Aggregate Bond Index which declined .91% for the same period.  While we are an equities-based fund, we are managing Hedged Global Equity Income to be a fixed-income alternative.  The fund is managed to produce low annualized volatility similar to fixed income products, but with a (hopefully) significant yield advantage.

We are a global fund.  Our first year of operation coincided with periods of extreme volatility in world equity markets, periods that seemed to be noticed less than we thought warranted.  Some markets in Europe saw monthly swings in the first half of 2013 that rivaled the downturn in markets after Lehman Brothers collapsed - in other words, statistically significant, and almost historically unprecedented.  During a period in late January and early February 2013, Italy and Spain saw monthly declines between ten and 15 percent.  In the month of May, Australian banks saw their largest monthly decline in over three years (more than 20% moves down in one month).  Emerging market equities have traded down by more than 20% year to date as of this writing, and are now trading at valuation levels not seen since the post-Lehman meltdown.  Prior to that, from late September through the US election, some US equity indicies declined by almost 9%.  We all saw what happened in May 2013 when the Fed hinted at relaxing QE.

While we wished performance in our first year were better, we are happy that our hedges performed as expected and protected investor’s capital when needed.  During the extremes of the market’s moves to the downside, we maintained down capture ratios far less than the market’s, as we should, while we participated in rallies when they occurred, as we should too.

We continue to find interesting yield opportunities all over the globe. The underlying yield of the fund right now remains slightly greater than 6%.  The recent selloff in the preferred market has re-priced that sector substantially, making better yield opportunities in preferred stocks easier to come by than three months ago.  Many preferred issues from quality companies are now being brought to market with yields greater than 6.5%.  That will obviously change with shifts in the yield curve, but now is a good time to be buying preferred stocks.

From a positioning standpoint, we have taken advantage of the recent severe sell-off in emerging market stocks to add to our exposure there.  Currently, approximately 20% of the fund is now made up of emerging market equities.  Since the emerging market sector generates almost twice the yield as the rest of the world combined, it is obviously an important focus for us, and better opportunities there are surfacing daily.  Some of the emerging markets we are now exposed to include India, Russia, Brazil, Turkey, Hungary, and China.  Generally speaking, the fund is now allocated as follows: 30% US, 30% developed Europe, 20% emerging markets, and 20% preferred stocks.

As we indicated earlier, the preferred stock market did not respond well to the signals from the US Fed that QE was potentially on the wane.  The bellweather preferred stock iShare, the PFF, declined by almost 6% between the last week in May 2013 and the first three weeks of June 2013.  Our preferred stock exposure declined by approximately 4.2% during that same time frame.  While we have increased our treasury hedges to protect our preferred stock holdings from more moves in the yield curve, we are also maintaining our preference for preferred stocks that are not as widely held, and as always are looking overseas when possible for opportunity.  We own three international preferreds at the moment.

With respect to our hedging strategy, we are finding better value in index hedges than single stock hedges lately.  The fund is managed with a low tracking error relative to the MSCI World Index which enables us to use hedges on the major components of the MSCI World Index and get appropriate levels of downside protection.  Presently, about 20% of our hedges in terms of notional value come from index puts, the rest from single stock positions.  We will continue to evaluate the value of index hedges versus single-stock hedges as we move forward.

Thank you for being a shareholder of the Crow Point Hedged Global Equity Income Fund.

Sincerely,

Crow Point Partners.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares.  All performance figures for the Portfolio do not include any fees or expenses that are typically charged by the variable annuity separate account contracts.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 10, 2013 is 1.25% for the A shares and 1.00% for the I shares. For performance information current to the most recent month-end, please call toll-free 1-855-754-7940. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

1492-NLD-7/2/2013

Crow Point Hedged Global Equity Income Fund
Portfolio Review (Unaudited)
May 31, 2013

The Portfolio's performance figures* for the period ended May 31, 2013, as compared to its benchmarks:

	Inception - May 31, 2013**	Inception - May 31, 2013***
Crow Point Hedged Global Equity Income Fund - Class A	3.03%	N/A
Crow Point Hedged Global Equity Income Fund - Class A with Load	(2.34)%	N/A
Crow Point Hedged Global Equity Income Fund - Class I	N/A	(1.26)%
Barclays Capital U.S. Aggregate Bond Index ****	0.62%	(1.23)%
S&P 500 Total Return Index *****	30.48%	3.02%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.25% and 1.00% for Class A Shares and Class I Shares, respectively per the April 10, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7940.

** Inception date is June 1, 2012
*** Inception date is April 10, 2013

**** The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index must have at least 1 year remaining to maturity.  In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

***** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Common Stock	58.7%
Preferred Stock	18.1%
Purchased Put Options	4.7%
Closed-End Funds	0.9%
Exchange Traded Funds	0.2%
Cash & Cash Equivalents	17.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS
May 31, 2013
Shares		Value
	COMMON STOCK - 58.7%
	AEROSPACE/DEFENSE - 4.9%
21,000	BAE Systems PLC	$ 128,968
1,500	Lockheed Martin Corp.	158,745
		287,713
	AGRICULTURE - 2.5%
3,000	Reynolds American, Inc. >	144,330

	AUTO MANUFACTURERS - 0.1%
1,000	Tofas Turk Otomobil Fabrikasi AS	7,492

	BANKS - 3.0%
4,000	National Australia Bank Ltd.	111,198
8,000	Sumitomo Mitsui Financial Group, Inc.	64,560
		175,758
	BUILDING MATERIALS - 0.4%
3,000	Cimsa Cimento Sanayi ve Ticaret AS	21,198

	COMMERCIAL SERVICES - 0.8%
3,600	RR Donnelley & Sons Co.	47,772

	ELECTRIC - 6.9%
7,300	AES Tiete SA	78,902
3,700	FirstEnergy Corp.	144,337
3,500	GDF Suez	71,442
446	Iberdrola SA	2,412
25,000	Terna SpA	110,873
		407,966
	ENGINEERING & CONSTRUCTION - 0.2%
600	NCC AB	14,357

	FOOD - 0.7%
11,000	Metcash Ltd.	40,808

	GAS - 1.0%
12,000	Snam Rete Gas SpA	56,951

	HEALTHCARE - PRODUCTS - 1.2%
1,400	Medtronic, Inc.	71,414

	HEALTHCARE - SERVICES - 1.4%
1,100	WellPoint, Inc.	84,667

	INSURANCE - 0.4%
5,000	Resolution Ltd.	21,921

	INVESTMENT COMPANIES - 2.0%
7,000	KKR Financial Holdings LLC	73,640
3,000	THL Credit, Inc.	45,510
		119,150
	MEDIA - 0.3%
13,000	Southern Cross Media Group Ltd. - Miscellaneous	17,820

	OIL & GAS - 8.3%
700	ChevronTexaco Corp.	85,925
1,300	ConocoPhillips	79,742
1,800	Lukoil OAO ADR	105,390
800	Royal Dutch Shell PLC	27,658
4,300	Seadrill Ltd.	174,279
500	Tupras Turkiye Petrol Rafinerileri AS	13,359
		486,353
	PHARMACEUTICALS - 4.4%
2,100	Eli Lilly & Co.	111,636
1,700	GlaxoSmithKline PLC ADR	88,009
2,500	Orion OYJ	62,014
		261,659

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2013
Shares		Value
	PRIVATE EQUITY - 1.3%
3,200	Apollo Global Management LLC - Class A	$ 76,960

	REITS - 2.8%
15,000	Ascendas India Trust	9,010
6,500	MFA Financial, Inc.	57,070
3,100	Omega Healthcare Investors, Inc. >	100,471
		166,551
	SOFTWARE - 1.6%
2,700	Microsoft Corp.	94,176

	TELECOMMUNICATIONS - 11.8%
1,800	BCE, Inc.	80,424
4,400	CenturyLink, Inc.	150,260
5,400	Consolidated Communications Holdings, Inc.	91,908
5,500	France Telecom SA	55,905
3,400	KTC Corp.	57,324
4,000	Telefonica Brasil SA	98,840
1,000	Telstra Corp. Ltd.	4,544
5,400	VimpelCom Ltd.	53,730
3,500	Vodafone Group PLC	101,360
		694,295
	TRANSPORTATION - 2.7%
3,000	Deutsche Post AG	76,049
1,100	Norfolk Southern Corp.	84,249
		160,298

	TOTAL COMMON STOCK (Cost - $3,443,609)	3,459,609

	PREFERRED STOCK - 18.1%
	BANKS - 2.4%
2,000	Regions Financial Corp., 6.375%	50,740
3,200	Santander Finance Preferred SAU, 10.50%	88,521
		139,261
	INSURANCE - 1.5%
3,500	ING Groep NV, 6.375%	86,870

	OIL & GAS - 1.0%
2,700	Miller Energy Resources, Inc., 10.75%	58,722

	REITS - 11.4%
5,800	AG Mortgage Investment Trust, Inc., 8.00%	143,260
4,500	Annaly Capital Management, Inc., 7.50%	112,950
5,800	Ashford Hospitality Trust, Inc., 8.45%	147,262
5,600	Newcastle Investment Corp., 9.75%	147,952
4,700	NorthStar Realty Finance Corp., 8.875%	118,628
		670,052
	TRANSPORTATION - 1.8%
2,100	Seaspan Corp., 9.50%	57,960
2,000	Teekay Offshore Partners LP, 7.25%	51,300
		109,260

	TOTAL PREFERRED STOCK (Cost - $1,077,803)	1,064,165

	EXCHANGE TRADED FUNDS - 0.2%
300	ProShares Short 7-10 Year Treasury *
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,839)	9,793

	MUTUAL FUNDS - 0.9%
	CLOSED-END FUNDS - 0.9%
7,000	Wells Fargo Advantage Global Dividend Opportunity Fund
	TOTAL MUTUAL FUNDS (Cost - $54,449)	55,160

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2013
Contracts		Value
	PURCHASED PUT OPTIONS ** - 4.7%
32	Apollo Global Management LLC ^ +	$ 13,344
	Expiration December 2013, Exercise Price $25.00
23	BAE Systems PLC ^	10,460
	Expiration December 2013, Exercise Price $400.00
18	BCE, Inc. ^	1,800
	Expiration June 2013, Exercise Price $45.00
10	Centrica PLC ^ +	0
	Expiration June 2013, Exercise Price $300.00
44	CenturyLink, Inc. ^	16,720
	Expiration October 2013, Exercise Price $37.00
7	ChevronTexaco Corporation ^	3,787
	Expiration December 2013, Exercise Price $120.00
14	ConocoPhillips ^	4,158
	Expiration November 2013, Exercise Price $60.00
57	Consolidated Communications Holdings, Inc. ^	5,700
	Expiration July 2013, Exercise Price $17.50
30	Deutsche Post AG ^	6,299
	Expiration December 2013, Exercise Price $20.00
5	Deutsche Telekom AG ^	207
	Expiration September 2013, Exercise Price $8.50
25	Eli Lilly & Co. ^ +	9,000
	Expiration October 2013, Exercise Price $55.00
37	FirstEnergy Corp. ^ +	7,770
	Expiration October 2013, Exercise Price $39.00
55	France Telecom SA ^	4,776
	Expiration September 2013, Exercise Price $8.00
35	GDF Suez ^	2,586
	Expiration September 2013, Exercise Price $15.00
18	GlaxoSmithKline PLC ADR ^ +	3,456
	Expiration November 2013, Exercise Price $50.00
75	iShares MSCI Emerging Markets Index Fund ^	23,625
	Expiration December 2013, Exercise Price $42.00
88	iShares MSCI EAFE Index Fund ^	39,160
	Expiration December 2013, Exercise Price $61.00
70	KKR Financial Holdings, LLC ^	2,450
	Expiration October 2013, Exercise Price $10.00
15	Lockheed Martin Corp. ^ +	9,510
	Expiration December 2013, Exercise Price $105.00
18	Medtronic, Inc. ^ +	3,618
	Expiration November 2013, Exercise Price $49.00
75	MFA Mortgage Investments, Inc. ^ +	3,862
	Expiration October 2013, Exercise Price $8.50
35	Microsoft Corp. ^	6,685
	Expiration October 2013, Exercise Price $35.00
15	National Australia Bank Ltd. ^	489
	Expiration September 2013, Exercise Price $25.50
25	National Australia Bank Ltd. ^	6,171
	Expiration December 2013, Exercise Price $30.00
11	Norfolk Southern Corp. ^	5,720
	Expiration September 2013, Exercise Price $80.00
32	Omega Healthcare Investors, Inc. ^ +	11,200
	Expiration September 2013, Exercise Price $35.00
72	RR Donnelley & Sons Co. ^ +	6,811
	Expiration December 2013, Exercise Price $12.00
30	Reynolds American, Inc. ^ +	6,600
	Expiration November 2013, Exercise Price $47.00
21	Royal Dutch Shell PLC ^	30,563
	Expiration December 2013, Exercise Price $2,200.00
48	Seadrill Ltd. ^ +	8,880
	Expiration October 2013, Exercise Price $39.00
16	Snam Rete Gas SpA ^	3,818
	Expiration December 2013, Exercise Price $3.60

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2013
Contracts		Value
	PURCHASED PUT OPTIONS ** - 4.7% (Cont.)
36	Telefonica Brasil SA ^ +	$ 4,284
	Expiration August 2013, Exercise Price $25.00
5	Terna Spa ^	55
	Expiration June 2013, Exercise Price $2.90
5	Terna Spa ^	6,282
	Expiration December 2013, Exercise Price $3.30
54	VimpelCom Ltd. ^ +	3,650
	Expiration September 2013, Exercise Price $10.21
35	Vodafone Group PLC ^	1,575
	Expiration July 2013, Exercise Price $27.00
11	WellPoint, Inc. ^	4,840
	Expiration December 2013, Exercise Price $75.00
	TOTAL PURCHASED PUT OPTIONS (Premiums paid - $291,979)	279,911

	TOTAL INVESTMENTS - 82.6% (Cost - $4,877,679) (a)	$ 4,868,638
	OTHER ASSETS LESS LIABILITIES - 17.4%	1,023,929
	NET ASSETS - 100.0%	$ 5,892,567

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $4,873,799 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 159,488
	Unrealized depreciation	(168,285)
	Net unrealized depreciation	$ (8,797)

Contracts		Value
	CALL OPTIONS WRITTEN **
10	Omega Healthcare Investors, Inc. ^
	Expiration September 2013, Exercise Price $40.00	$ 250
10	Reynolds American, Inc. ^
	Expiration June 2013, Exercise Price $49.00	250
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $729) (a)	$ 500

	PUT OPTIONS WRITTEN **
5	CenturyLink, Inc. ^	$ 275
	Expiration July 2013, Exercise Price $33.00
20	FirstEnergy Corp. ^	800
	Expiration July 2013, Exercise Price $37.00
10	National Australia Bank Ltd. ^	561
	Expiration December 2013, Exercise Price $25.00
15	Omega Healthcare Investors, Inc. ^	1,500
	Expiration September 2013, Exercise Price $30.00
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $3,062) (a)	$ 3,136

* Subject to written option.
> Security is pledged as collateral for options written. Total value of pledged securities at May 31, 2013 is $244,801.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
^ Non-income producing.
+ The value of this security has been determined in good faith under the policies of the Board of Trustees.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement Of Assets and Liabilities
May 31, 2013

ASSETS
Investment securities:
At cost	$ 4,877,679
At value	$ 4,868,638
Deposit with broker	85,758
Foreign currency, at value (Cost $799,385)	793,643
Receivable for securities sold	642,504
Dividends and interest receivable	27,901
Receivable for open forward foreign currency contracts	258
Prepaid expenses and other assets	106,897
TOTAL ASSETS	6,525,599

LIABILITIES
Payable for investments purchased	431,152
Due to Custodian	86,540
Options contracts purchase	70,408
Investment advisory fees payable	11,292
Options written, at value (Premiums received $3,791)	3,636
Distribution (12b-1) fees payable	1,235
Accrued expenses and other liabilities	28,769
TOTAL LIABILITIES	633,032
NET ASSETS	$ 5,892,567

NET ASSETS CONSIST OF:
Paid in capital	$ 5,844,456
Undistributed net investment income	71,262
Accumulated net realized loss from security transactions, options contracts,
forward foreign currency exchange contracts and currency translations	(10,760)
Net unrealized depreciation of investments, options contracts and
currency translations	(12,391)
NET ASSETS	$ 5,892,567

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 5,727,693
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	563,608
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.16
Maximum offering price per share (maximum sales charge of 5.25%)	$ 10.72

Class I Shares:
Net Assets	$ 164,874
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	16,212
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.17

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement of Operations
For the Period Ended May 31, 2013 (1,2)

INVESTMENT INCOME
Interest	$ 14
Dividends	185,513
Less: Foreign withholding taxes	(6,748)
TOTAL INVESTMENT INCOME	178,779

EXPENSES
Investment advisory fees	33,923
Administrative services fees	31,581
Accounting services fees	22,634
Transfer agent fees	18,542
Audit fees	14,796
Compliance officer fees	13,753
Shareholder reporting expenses	13,091
Custodian fees	9,871
Legal fees	9,798
Distribution (12b-1) fees: Class A	9,592
Trustees fees and expenses	5,932
Registration fees	4,821
Insurance expense	249
Interest expense	219
Other expenses	3,316
TOTAL EXPENSES	192,118

Plus: Fees waived/reimbursed by the Advisor	(144,054)

NET EXPENSES	48,064

NET INVESTMENT INCOME	130,715

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	246,497
Options written	(13,469)
Options purchased	(245,360)
Forward foreign currency contracts	770
Foreign currency transactions	28
(11,534)

Net change in unrealized appreciation (depreciation) of:
Investments	4,938
Options written	155
Options purchased	(12,068)
Forward foreign currency contracts	258
Foreign currency translations	(5,674)
(12,391)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(23,925)

NET INCREASE IN NET ASSETS	$ 106,790

(1)	The Crow Point Hedged Global Equity Income Fund Class A commenced operations on June 1, 2012.
(2)	The Crow Point Hedged Global Equity Income Fund Class I commenced operations on April 10, 2013.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Statement of Changes in Net Assets

Period Ended
May 31, 2013 (1,2)
FROM OPERATIONS
Net investment income	$ 130,715
Net realized loss from investments, options
and foreign currency transactions	(11,534)
Net change in unrealized depreciation on investments,
options, forward foreign currency transactions and foreign currency	(12,391)
Net increase in net assets resulting from operations	106,790

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(2,696)
From net investment income:
Class A	(55,983)
Net decrease in net assets resulting from distributions to shareholders	(58,679)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,188,443
Class I	166,030
Net asset value of shares issued in reinvestment of distributions:
Class A	51,117
Redemption fee proceeds:
Class A	313
Payments for shares redeemed:
Class A	(1,561,447)
Net increase in net assets from shares of beneficial interest	5,844,456

TOTAL INCREASE IN NET ASSETS	5,892,567

NET ASSETS
Beginning of Period	-
End of Period*	$ 5,892,567
*Includes undistributed net investment income of:	$ 71,262

SHARE ACTIVITY
Class A:
Shares Sold	710,668
Shares Reinvested	5,086
Shares Redeemed	(152,146)
Net increase in shares of beneficial interest outstanding	563,608

Class I:
Shares Sold	16,212
Net increase in shares of beneficial interest outstanding	16,212

(1)	The Crow Point Hedged Global Equity Income Fund Class A Shares commenced operations on June 1, 2012.
(2)	The Crow Point Hedged Global Equity Income Fund Class I Shares commenced operations on April 10, 2013.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund
Financial Highlights
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended		Period Ended
	May 31, 2013 (1)		May 31, 2013 (2)
	Class A		Class I
Net asset value, beginning of period	$ 10.00		$ 10.30

Activity from investment operations:
Net investment income (3)	0.34		0.08
Net realized and unrealized
gain (loss) on investments	(0.03)		(0.21)
Total from investment operations	0.31		(0.13)

Less distributions from:
Net investment income	(0.14)		-
Net realized gains	(0.01)		-
Total distributions	(0.15)		-

Paid-in-Capital From Redemption Fees	0.00	(4)	-

Net asset value, end of period	$ 10.16		$ 10.17

Total return (5,6)	3.03%		(1.26)%

Net assets, at end of period (000s)	$ 5,728		$ 165

Ratio of gross expenses to average
net assets, including interest expense (7,8)	4.99%		4.12%
Ratio of net expenses to average
net assets, including interest expense (8)	1.26%		1.03%
Ratio of gross expenses to average
net assets, excluding interest expense (7,8)	4.98%		4.09%
Ratio of net expenses to average
net assets, excluding interest expense (8)	1.25%		1.00%
Ratio of net investment income
to average net assets (8)	3.37%		5.05%

Portfolio Turnover Rate (6)	160%		160%

(1)	The Crow Point Hedged Global Equity Income Fund Class A Shares commenced operations on June 1, 2012.
(2)	The Crow Point Hedged Global Equity Income Fund Class I Shares commenced operations on April 10, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.

See accompanying notes to financial statements.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements

May 31, 2013

 1.

ORGANIZATION

The Crow Point Hedged Global Equity Income Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek income with long-term growth of capital.

The Fund currently offers Class A Shares and Class I Shares.  The Class A Shares commenced operations on June 1, 2012 and Class I Shares commenced operations on April 10, 2013.  Class A Shares are offered at net asset value plus a maximum sales charge of 5.25%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,459,609	$ -	$ -	$ 3,459,609
Preferred Stock	1,064,165	-	-	1,064,165
Exchange Traded Funds	9,793	-	-	9,793
Closed-End Funds	55,160	-	-	55,160
Purchased Put Options	187,926	91,985	-	279,911
Total	$ 4,776,653	$ 91,985	$ -	$ 4,868,638

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 3,136	$ -	$ -	$ 3,136
Put Options Written	500	-	-	500
Total	$ 3,636	$ -	$ -	$ 3,636

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Options – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

The risk in writing a call option is that the Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.  The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.  Generally, option transactions also involve risks concerning liquidity of the options market.  An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions.  As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.  However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Crow Point Partners, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.88% of the average daily net assets of the Fund.  For the period ended May 31, 2013, the Adviser earned advisory fees of $33,923.

The Adviser has contractually agreed, at least until September 30, 2013, to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest,

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.25% and 1.00% of average daily net assets attributable to Class A shares and Class I shares, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.25% and 1.00% of average daily net assets for Class A shares and Class I shares, respectively.  If Fund Operating Expenses attributable to Class A shares and Class I shares, subsequently exceed 1.25% and 1.00%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended May 31, 2013, the Adviser has waived/reimbursed $144,054 in expenses to the Fund, recapturable until May 31, 2016.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor - The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the period ended May 31, 2013, the Class A shares incurred $9,592 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.   The Distributor is an affiliate of GFS.  For the period ended May 31, 2013, the Distributor received $50,489 in underwriting commissions for sales of Class A shares, of which $9,358 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2013 amounted to $9,927,596 and $5,577,237, respectively.

5.

OPTION CONTRACTS

During the period ended May 31, 2013, the Fund’s change in unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $11,913 and $258,829, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts purchased/written and the premiums received by the Fund during the period ended May 31, 2013 were as follows:

	Options Purchased		Options Written
	Contracts	Premium	Contracts	Premium
Outstanding at June 1, 2012	-	$ -	-	$ -
Options purchased/written	4,794	973,960	(1,823)	(101,940)
Options exercised	(7)	(1,020)	158	11,155
Options expired	(315)	(56,416)	672	29,407
Options closed	(3,270)	(624,545)	923	57,587
Outstanding at May 31, 2013	1,202	$291,979	(70)	$ (3,791)

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations - The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of May 31, 2013:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Investment Securities, at fair value	Options written, at fair value
Currency Contracts	Receivable for open forward foreign currency contracts

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended May 31, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency Rate Contracts	Net realized gain (loss) from forward foreign currency contracts
Net realized gain (loss) from options purchased Net realized gain (loss) from options written
Net change in unrealized appreciation/depreciation from forward foreign currency contracts
Net change in unrealized appreciation/depreciation from options purchased
Net change in unrealized appreciation/depreciation from options written

Crow Point Hedged Global Equity Income Fund

Notes to Financial Statements (Continued)

May 31, 2013

The equity and currency contracts in Note 5 are an indication of volume in the Fund’s derivative activity.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended May 31, 2013, the Fund assessed $313 in redemption fees.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended May 31, 2013 was as follows:

As of May 31, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The differences between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open forward foreign currency contracts, and adjustments for partnerships and real estate investment trusts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for real estate investment trusts, resulted in the reclassification for the period ended May 31, 2013 as follows: a decrease of $3,470 in undistributed net investment income and in accumulated net realized loss on investments.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

Crow Point Hedged Global Equity Fund

We have audited the accompanying consolidated statement of assets and liabilities of Crow Point Hedged Global Equity Income Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the portfolio of investments, as of  , and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 1, 2012 (commencement of operations) through May 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Crow Point Hedged Global Equity Income Fund as of  , and the results of its operations, the changes in its net assets and the financial highlights for the period June 1, 2012 through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 30, 2013

Crow Point Hedged Global Equity Income Fund

Expense Example (Unaudited)

May 31, 2013

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value (12/1/12)	Ending Account Value (5/31/13)	Expenses Paid During the Period* (12/1/12 to 5/31/13)	Expense Ratio During the Period (12/1/12 to 5/31/13)
Class A	$ 1,000.00	$ 1,020.10	$ 6.30	1.25%
Actual	Beginning Account Value (4/10/13)	Ending Account Value (5/31/13)	Expenses Paid During the Period** (4/10/13 to 5/31/13)	Expense Ratio During the Period (4/10/13 to 5/31/13)
Class I	$ 1,000.00	$ 987.40	$ 1.42	1.00%

Hypothetical (5% return before expenses)	Beginning Account Value (12/1/12)	Ending Account Value (5/31/13)	Expenses Paid During the Period* (12/1/12 to 5/31/13)	Expense Ratio During the Period (12/1/12 to 5/31/13)
Class A	$ 1,000.00	$ 1,018.70	$ 6.29	1.25%
Class I	$ 1,000.00	$ 1,019.95	$ 5.04	1.00%

*Expenses Paid During the Period are equal to Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Expenses Paid During the Period are equal to Fund’s annualized expense ratio, multiplied by the number of days in the period (51) divided by the number of days in the fiscal year (365).

Crow Point Hedged Global Equity Income Fund

Additional Information (Unaudited)

May 31, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on March 6, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Crow Point Hedged Global Equity Income Fund (the “Fund”) and Crow Point Partners, LLC (“Crow Point”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Crow Point (including due diligence questionnaires completed by Crow Point, Crow Point’s Forms ADV, select financial information of Crow Point, bibliographic information regarding Crow Point’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by Crow Point, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Crow Point related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of Crow Point’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Crow Point’s specific responsibilities in all aspects of day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representatives of Crow Point with respect to a series of important questions, including: whether Crow Point was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether the Crow Point has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Crow Point of its practices for monitoring compliance with the Fund’s investment limitations, noting that Crow Point’s CCO periodically reviews the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under Crow Point’s compliance program.  The Board then reviewed the capitalization of Crow Point based on financial information and other materials provided by Crow Point and discussed such materials with Crow Point.  The Board concluded that Crow Point was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board also concluded that Crow Point had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Crow Point were satisfactory and reliable.

Performance.   As the Fund is newly formed and Crow Point does not manage any other fund or separate account in the same strategy as the Fund, the Board was not able to consider the past performance of Crow Point in its evaluation.

Crow Point Hedged Global Equity Income Fund

Additional Information (Unaudited) (Continued)

May 31, 2013

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Crow Point, the Board reviewed and discussed a comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Crow Point with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to Crow Point or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Crow Point had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.00%, and 1.00%, of the Fund’s average net assets, for Class A, Class I, and Class R shares, respectively, at least until September 30, 2013 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience, expertise, and services to be provided to the Fund by Crow Point, the fees to be charged by Crow Point were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Crow Point with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Crow Point provided by Crow Point.  With respect to Crow Point, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Crow Point’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Crow Point’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Crow Point as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Crow Point Hedged Global Equity Income Fund

Supplemental Information (Unaudited)

May 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	24	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	24	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (magnet manufacturer)
Keith Rhoades 1948	Trustee since May 2011	Director and then Senior Director – General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	24	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	24	Orizon Investment Counsel (financial services company) Board Member

Crow Point Hedged Global Equity Income Fund

Supplemental Information (Unaudited)(Continued)

May 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; Assistant Secretary of Gemini Fund Services, LLC (2003-2012), Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012)

			24	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President since January 2013	President since May 2012, Executive Vice President and Director of Fund Administration from 2006 to April 2012, Gemini Fund Services, LLC; Vice-President, Gemcom, LLC, since 2004.	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary since May 2011

Senior Vice President since May 2012 and Vice President from August 2011 to April 2012 and Director of Legal Administration, since 2009; Assistant Vice President of Legal Administration, from 2008 to 2011, Gemini Fund Services, LLC

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer since January 2013

Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, LLC (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).

			N/A	N/A

Crow Point Hedged Global Equity Income Fund

Supplemental Information (Unaudited)(Continued)

May 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC (2003 – 2011);  CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).

			N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7940.

5/31/13-NLII-V1

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7940 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7940.

Investment Adviser

Crow Point Partners, LLC

10 New Driftway, Suite 203

Scituate, MA 02066

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $12,500

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

8/6/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/6/13